Financial Income and Expense - Schedule of Financial Income and Financial Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Financial Income and Financial Expenses [Line Items]
Interest income	$ 1,078	$ 1,088	$ 125
Fair value adjustments
Financial income	2,357	2,570	241
Interest on Kreos loan			(660)
Interest on Innovatus loan	(1,775)	(5,232)	(1,615)
Interest on OrbiMed loan	(5,456)
Interest on other loans and leases	(398)	(350)	(361)
Innovatus debt extinguishment cost	(3,130)
Kreos settlement			(1,047)
GPS amendment: additional consideration payment in cash		(250)
GPS amendment: additional consideration payment in shares		(878)
Other financial loss	(323)	(190)	(107)
Fair value adjustments
Financial expenses, net	(15,322)	(18,342)	(6,385)
Exact Sciences 5-year warrants [Member]
Fair value adjustments
Fair value adjustments, Financial income	1,037
Fair value adjustments
Fair value adjustments, Financial expenses		(2,153)	(197)
Innovatus derivative instrument [Member]
Fair value adjustments
Fair value adjustments, Financial income	165	719	116
NovioGendix contingent consideration [Member]
Fair value adjustments
Fair value adjustments, Financial income	71
Fair value adjustments
Fair value adjustments, Financial expenses		(49)
Right to early repay OrbiMed loan [Member]
Fair value adjustments
Fair value adjustments, Financial income	6
Option to pay GPS earnout in shares [Member]
Fair value adjustments
Fair value adjustments, Financial income		763
Fair value adjustments
Fair value adjustments, Financial expenses	(261)
GPS contingent consideration [Member]
Fair value adjustments
Fair value adjustments, Financial expenses	(3,979)	(9,105)	(2,398)
Kreos derivative instrument [Member]
Fair value adjustments
Fair value adjustments, Financial expenses		$ (135)